Loans to Third Parties (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Collectability of loans to third parties	$ 12,200,000
Impairment of entrusted loans		$ 34,402,684
Direct Loans [Member]
Interest income	365,000	422,284	$ 1,133,407
Entrusted Loan [Member]
Entrusted loans to third parties	36,782,173	34,402,684	34,969,111
Entrusted loans from third parties		34,402,684
Entrusted Loan [Member] | Borrower A [Member]
Interest income	$ 0	$ 2,043,124	$ 5,109,237